Nuveen Select Maturities Municipal Fund
Portfolio of Investments June 30, 2022
(Unaudited)
NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.6%
X 117,306,713 MUNICIPAL BONDS - 95.2%
X 117,306,713
Alabama - 1.7%
$ 85 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 Aa3 $ 85,240
215 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2 218,771
345 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/01/31)
9/31 at 100.53 Aa2 350,130
120 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27) (WI/DD,
Settling 7/01/22)
3/27 at 100.17 N/R 123,611
625 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call A1 629,975
100 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R 101,463
135 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call BBB 127,711
260 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49, (Mandatory
Put 6/01/24)
3/24 at 100.29 A1 262,595
184 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R 165,753
2,069 Total Alabama 2,065,249
Alaska - 0.4%
370 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 AA+ 287,886
100 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 N/R 79,036
150 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 N/R 120,461
110 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 N/R 11,848
730 Total Alaska 499,231
Arizona - 2.0%
120 Arizona State, Certificates of Participation, Refunding Series 2019A,
5.000%, 10/01/27, (ETM)
No Opt. Call Aa2 (4) 135,695
600 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/23)
No Opt. Call A+ 601,698
135 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A+ 135,823

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 375 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A+ $ 392,513
115 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29
3/23 at 100.00 A- 115,997
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
245 5.000%, 12/01/32 No Opt. Call A3 264,754
730 5.000%, 12/01/37 No Opt. Call A3 784,838
2,320 Total Arizona 2,431,318
Arkansas - 0.1%
165 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 BBB+ 178,283
California - 7.9%
100 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45, (Mandatory Put
4/01/26)
10/25 at 100.00 AA 98,781
100 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 A1 100,002
95 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 5.000%, 6/01/30
No Opt. Call A 103,223
390 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Series 2017, 3.750%, 2/01/32
2/27 at 100.00 AA 398,787
California Health Facilities Financing Authority, Revenue
Bonds, Providence Saint Joseph Health, Term Rate Series
2019C:
10 5.000%, 10/01/39, (Pre-refunded 10/01/25) No Opt. Call N/R (4) 10,888
15 5.000%, 10/01/39, (Mandatory Put 10/01/25) 10/25 at 100.00 N/R 16,069
135 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 133,048
99 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call N/R 90,355
275 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/31,
144A
7/26 at 100.00 BB 277,866
1,040 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 3.250%, 12/31/32 - AGM Insured, (AMT)
6/28 at 100.00 AA 958,714
105 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2,
3.125%, 11/01/40, (AMT), (Mandatory Put 11/03/25)
No Opt. Call A- 104,356
290 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A- 287,596
205 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A- 200,734
150 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 BB 153,754

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A:
$ 710 5.000%, 12/01/27, 144A No Opt. Call BB $ 739,053
30 5.000%, 12/01/33, 144A 6/28 at 100.00 BB 30,229
175 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45,
(Mandatory Put 11/01/29)
No Opt. Call AA- 198,503
260 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Variable Rate Demand Obligation Series
2003D, 5.000%, 5/01/33, (Mandatory Put 11/01/29)
No Opt. Call AA- 294,918
100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1, 3.000%, 7/01/43, 144A
7/32 at 100.00 N/R 76,356
200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-1,
2.650%, 12/01/46, 144A
12/31 at 100.00 N/R 158,170
250 Delano, California, Certificates of Participation, Delano Regional Medical
Center, Series 2012, 5.000%, 1/01/24, (Pre-refunded 1/01/23)
1/23 at 100.00 N/R (4) 253,888
120 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 11,813
100 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%,
9/01/32
9/24 at 100.00 N/R 102,292
155 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 -
AGM Insured
8/22 at 100.00 AA 155,226
1,000 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/28 (5)
2/28 at 100.00 Aa1 1,083,040
2,000 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 0.000%, 8/01/25 - AGC Insured
No Opt. Call AA 1,814,240
35 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44, (Pre-refunded
6/01/23)
6/23 at 100.00 A (4) 36,303
80 San Diego Association of Governments, California, Capital Grants Receipts
Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B,
1.800%, 11/15/27
11/26 at 100.00 A- 75,531
2,000 San Diego Community College District, California, General Obligation
Bonds, Refunding Series 2011, 0.000%, 8/01/37
No Opt. Call AAA 1,131,260
415 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series
2014A, 5.000%, 1/15/29, (Pre-refunded 1/15/25)
1/25 at 100.00 A- (4) 444,984
215 Washington Township Health Care District, California, Revenue Bonds,
Refunding Series 2015A, 5.000%, 7/01/25
No Opt. Call Baa2 228,031
10,854 Total California 9,768,010
Colorado - 1.9%
750 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/30, (AMT)
12/27 at 100.00 A- 777,090
385 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 BBB+ 406,968

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 Baa1 $ 231,216
10 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 5.000%, 1/01/26
No Opt. Call AA- 10,892
35 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.500%, 1/01/35
1/24 at 100.00 AA- 36,320
100 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 AAA 74,763
100 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 101,802
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B:
335 0.000%, 9/01/29 - NPFG Insured No Opt. Call A 259,297
380 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 242,417
100 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 5.000%, 1/15/31
No Opt. Call A- 105,732
100 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
No Opt. Call Ba1 93,986
2,595 Total Colorado 2,340,483
Connecticut - 1.2%
370 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 A+ 360,569
50 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1, 4.000%, 7/01/28
No Opt. Call BBB+ 50,639
100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory Put
7/01/26)
No Opt. Call AAA 96,969
200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory Put
7/03/23)
No Opt. Call AAA 196,686
160 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA- 157,886
90 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA 67,341
450 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2022C-1, 4.250%, 11/15/37 , (WI/DD,
Settling 7/21/22)
11/31 at 100.00 N/R 454,239
90 Connecticut State, General Obligation Bonds, Series 2013C, 5.000%,
7/15/22
No Opt. Call Aa3 90,095
20 Connecticut State, General Obligation Bonds, Series 2019A, 5.000%,
4/15/23
No Opt. Call Aa3 20,528
1,530 Total Connecticut 1,494,952
Delaware - 0.3%
210 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 BBB- 195,791

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware (continued)
$ 170 Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial
Hospital, Series 2013, 5.000%, 7/01/28, (Pre-refunded 7/01/23)
7/23 at 100.00 AA- (4) $ 175,476
380 Total Delaware 371,267
District of Columbia - 0.6%
120 District of Columbia Student Dormitory Revenue Bonds, Provident Group -
Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
10/22 at 100.00 BB- 120,433
150 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A- 155,390
250 Metropolitan Washington Airports Authority, D.C, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured
10/31 at 100.00 N/R 233,075
165 Washington Metropolitan Area Transit Authority, Dedicated Revenue
Bonds, Green Series 2021A, 4.000%, 7/15/34
7/31 at 100.00 AA 169,377
685 Total District of Columbia 678,275
Florida - 3.3%
80 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Refunding Series 2019B-2, 5.000%,
12/01/37, (Mandatory Put 12/01/26)
6/26 at 100.00 A 86,530
220 Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding
Various Areas Series 2017, 3.000%, 9/01/28 - AGM Insured
No Opt. Call AA 220,409
400 Citizens Property Insurance Corporation, Florida, Coastal Account Senior
Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA 425,988
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Hodges University, Refunding Series 2013:
25 4.750%, 11/01/23, (ETM) No Opt. Call N/R (4) 25,598
370 6.000%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 389,824
300 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 300,348
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
425 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 8/22 at 102.00 N/R 420,852
665 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/22 at 103.00 N/R 648,721
575 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/22 at 103.00 N/R 550,689
50 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 Aaa 49,425
100 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 Aaa 75,398
15 JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three
2020A, 5.000%, 10/01/27
No Opt. Call AA 16,680
90 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 N/R (4) 96,153
100 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call N/R 85,454
50 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 A+ 29,984

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee
Moffitt Cancer Center Project, Refunding & Capital
Improvement Series 2012A:
$ 160 5.000%, 9/01/22 No Opt. Call A+ $ 160,762
350 5.000%, 9/01/23, (Pre-refunded 9/01/22) 9/22 at 100.00 A+ (4) 352,023
185 5.000%, 9/01/25, (Pre-refunded 9/01/22) 9/22 at 100.00 A+ (4) 186,069
4,160 Total Florida 4,120,907
Georgia - 2.3%
30 Cherokee County Water and Sewerage Authority, Georgia, Revenue
Bonds, Series 1995, 5.200%, 8/01/25, (Pre-refunded 8/01/22) - NPFG
Insured
No Opt. Call N/R (4) 30,090
250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 2.600%, 12/01/32
6/29 at 100.00 AAA 224,957
1,000 Georgia State, General Obligation Bonds, Series 2021A, 5.000%, 7/01/27 No Opt. Call AAA 1,129,240
265 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2 272,513
200 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 N/R 196,794
40 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Series 2020B, 5.000%, 9/01/25
No Opt. Call AA 43,373
900 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Refunding Series 2012C, 5.250%, 10/01/23
10/22 at 100.00 Baa1 908,406
2,685 Total Georgia 2,805,373
Guam - 0.2%
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
70 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 72,464
80 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (4) 84,289
140 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 A- (4) 144,983
290 Total Guam 301,736
Hawaii - 1.4%
200 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27
7/23 at 100.00 BB 202,746
1,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A- 993,540
20 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A, 5.000%, 7/01/29
7/25 at 100.00 AA- 21,261
510 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Deparment of Budget and Finance of the State
of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A- 511,912
1,730 Total Hawaii 1,729,459
Idaho - 0.5%
475 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB- 471,618
170 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R 122,371
645 Total Idaho 593,989

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois - 13.1%
Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2013A:
$ 170 0.000%, 1/01/30, (Pre-refunded 7/01/23) 7/23 at 72.73 A2 (4) $ 121,426
110 0.000%, 1/01/32, (Pre-refunded 7/01/23) 7/23 at 65.29 A2 (4) 70,530
Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016:
10 2.150%, 3/01/23 - BAM Insured No Opt. Call AA 10,020
10 2.350%, 3/01/24 - BAM Insured No Opt. Call AA 10,026
25 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA 25,062
25 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA 25,055
65 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA 64,762
Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016:
15 2.150%, 3/01/23 - BAM Insured No Opt. Call AA 15,030
15 2.350%, 3/01/24 - BAM Insured No Opt. Call AA 15,039
25 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA 25,062
35 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA 35,077
40 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA 39,854
1,215 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 1,282,894
750 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 BB 840,450
290 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
12/27 at 100.00 BB 299,686
200 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB 206,586
300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/24
No Opt. Call BB 309,165
310 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A, 5.000%, 1/01/33
1/25 at 100.00 A 319,294
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
60 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 60,983
140 5.000%, 1/01/23, (ETM) No Opt. Call BBB+ (4) 142,295
225 5.000%, 1/01/24 No Opt. Call BBB+ 230,870
190 5.000%, 1/01/25 No Opt. Call BBB+ 197,355
180 5.000%, 1/01/26 No Opt. Call BBB+ 188,820
55 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/39
11/30 at 100.00 AA- 52,188
590 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 3.300%, 3/01/28 - BAM Insured
3/26 at 100.00 AA 600,172
215 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call AA 221,742
300 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call AA 309,420
1,850 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/24
No Opt. Call AA+ 1,906,314
455 Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2012, 5.000%, 9/01/27, (Pre-refunded 9/01/22)
9/22 at 100.00 AA+ (4) 457,593
560 Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A, 4.625%, 9/01/39, (Pre-refunded 9/01/24)
9/24 at 100.00 AA+ (4) 590,156
280 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 Aaa 211,086

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois State, General Obligation Bonds, February Series
2014:
$ 320 5.000%, 2/01/24 No Opt. Call BBB $ 331,178
400 5.000%, 2/01/25 2/24 at 100.00 BBB 412,476
325 5.000%, 2/01/26 2/24 at 100.00 BBB 335,354
100 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/28
11/27 at 100.00 BBB 107,220
400 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 BBB 421,336
1,000 Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%,
8/01/22
No Opt. Call BBB 1,002,160
Illinois State, General Obligation Bonds, Series 2013:
280 5.500%, 7/01/25 7/23 at 100.00 BBB 287,149
240 5.500%, 7/01/26 7/23 at 100.00 BBB 246,235
535 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/31
1/26 at 100.00 AA- 570,775
450 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2018A, 5.000%, 1/01/26
No Opt. Call AA- 489,501
460 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/37
1/26 at 100.00 AA- 482,660
25 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 BBB+ 25,619
North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019:
365 4.000%, 2/01/28 - BAM Insured No Opt. Call AA 388,612
200 4.000%, 2/01/29 - BAM Insured 2/28 at 100.00 AA 212,902
395 4.000%, 2/01/30 - BAM Insured 2/28 at 100.00 AA 413,221
255 Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017, 5.000%, 6/01/25
No Opt. Call A 271,292
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
50 7.250%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 53,470
95 7.250%, 11/01/36, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 101,594
200 7.625%, 11/01/48, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 214,856
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
255 5.000%, 3/01/33 3/25 at 100.00 A 271,175
160 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 AA 170,064
500 Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate
Revenue Source, Series 2012, 4.000%, 11/01/22
No Opt. Call A 503,835
15,720 Total Illinois 16,196,696
Indiana - 1.4%
80 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call A2 69,549
240 Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy
Indiana, Inc. Project, Refunding Series 2009A-1, 4.500%, 5/01/35, (AMT),
(Mandatory Put 6/01/32)
5/27 at 100.00 N/R 240,703
10 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/24
No Opt. Call AA 10,645
30 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa 22,451

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 350 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 Aaa $ 255,794
140 Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding
First Lien Series 2014A, 5.000%, 10/01/31
10/24 at 100.00 A+ 148,677
250 Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014, 5.000%, 2/01/29
8/24 at 100.00 A 264,018
100 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call A2 107,719
600 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 5.000%, 11/01/45, (AMT),
(Mandatory Put 11/01/22)
No Opt. Call A2 604,944
1,800 Total Indiana 1,724,500
Iowa - 0.2%
200 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 4.000%,
12/01/50, (Mandatory Put 12/01/32)
12/29 at 103.00 N/R 199,824
100 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 AAA 75,707
300 Total Iowa 275,531
Kansas - 0.7%
500 Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B, 5.000%, 11/15/54, (Mandatory
Put 11/15/28)
No Opt. Call AA 562,355
100 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37,
(Pre-refunded 9/01/22)
9/22 at 100.00 A (4) 100,578
150 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Refunding & Improvement Series 2014A,
5.000%, 9/01/22
No Opt. Call A 150,833
100 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R 95,584
850 Total Kansas 909,350
Kentucky - 2.0%
30 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 4.000%, 2/01/36
2/30 at 100.00 BBB+ 28,262
175 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A1 146,920
320 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022B, 3.700%, 1/01/32, (AMT)
No Opt. Call N/R 307,581
550 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/31
6/27 at 100.00 Baa2 579,023
225 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A2 227,171
385 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2 389,709
125 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1 126,084

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 150 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 A2 $ 151,863
500 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call A1 420,280
25 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2013, 5.000%, 4/01/23, (ETM)
No Opt. Call A+ (4) 25,631
25 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call AA- 27,923
2,510 Total Kentucky 2,430,447
Louisiana - 3.0%
200 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/39
12/29 at 100.00 BB 205,870
30 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 N/R 23,036
500 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2022A, 3.850%, 12/01/37 , (WI/DD,
Settling 7/05/22)
6/31 at 100.00 N/R 487,125
525 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A 426,888
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB 941,810
160 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/30
5/27 at 100.00 A 170,749
165 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016, 5.000%, 5/15/29
5/26 at 100.00 A 174,799
415 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/24
No Opt. Call A 435,402
80 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/29
7/23 at 100.00 A2 82,529
140 New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2015, 5.000%, 12/01/25
No Opt. Call A+ 151,428
100 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/32, (Pre-refunded 6/01/25)
6/25 at 100.00 A (4) 107,872
105 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 116,214
100 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB- 93,073
Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Junior Lien Series 2019B:
70 5.000%, 12/01/31 - AGM Insured 12/28 at 100.00 AA 78,153
165 4.000%, 12/01/33 - AGM Insured 12/28 at 100.00 AA 171,338
3,755 Total Louisiana 3,666,286

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine - 0.4%
$ 100 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A, 4.000%, 7/01/40
7/30 at 100.00 A+ $ 97,875
105 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 AA+ 74,217
100 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 N/R 75,252
55 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 AA+ 43,349
140 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 AA+ 103,832
35 Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013,
5.000%, 7/01/22
No Opt. Call BBB+ 35,000
535 Total Maine 429,525
Maryland - 0.9%
335 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/30
9/27 at 100.00 CCC 331,282
210 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 Aa1 184,040
220 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 Aa1 156,578
175 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1 123,527
400 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 N/R 300,364
1,340 Total Maryland 1,095,791
Massachusetts - 0.8%
200 Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A, 5.000%, 7/01/27
7/24 at 100.00 B- 194,836
100 Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%, 10/01/32,
144A
10/22 at 105.00 BB+ 102,562
120 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 BBB (4) 137,524
65 Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2, 5.000%, 7/01/33
7/28 at 100.00 A 69,304
100 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/36, 144A
7/30 at 100.00 BB+ 101,686
35 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G, 5.000%, 7/01/37
7/31 at 100.00 A- 37,223
115 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 AA+ 98,616
70 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 AA+ 51,738
65 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 AA+ 47,612

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 65 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 N/R $ 49,825
100 Massachusetts State, General Obligation Bonds, Refunding Series 2020A,
5.000%, 6/01/44, (Mandatory Put 6/01/23)
No Opt. Call Aa1 102,943
1,035 Total Massachusetts 993,869
Michigan - 1.9%
400 Detroit Downtown Development Authority, Michigan, Tax Increment
Bonds, Development  Area 1 Projects, Refunding Series 1996B, 0.000%,
7/01/23
No Opt. Call BB+ 381,892
165 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,
Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A+ 183,214
150 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal System
Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 A+ 156,987
50 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 AA 49,635
270 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 AA 198,186
265 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 AA+ 240,034
360 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 AA+ 289,915
125 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 AA+ 90,606
25 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call Ba2 24,768
705 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Refunding Series 2015F, 5.000%,
12/01/33, (AMT)
12/25 at 100.00 A1 734,074
2,515 Total Michigan 2,349,311
Minnesota - 0.6%
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2018A:
135 4.250%, 2/15/43 2/28 at 100.00 A- 129,408
10 4.250%, 2/15/48 2/28 at 100.00 A- 9,389
77 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa 74,934
105 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 AA+ 88,939
70 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 AA+ 53,541
100 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 AA+ 77,972
115 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 N/R 94,022
175 White Bear Lake Independent School District 624, Ramsey County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2021A, 2.000%, 2/01/28
2/27 at 100.00 AAA 167,734
787 Total Minnesota 695,939

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi - 0.2%
$ 130 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A- $ 128,818
30 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 Aaa 22,501
45 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 5.000%,
10/15/23
No Opt. Call A+ 46,628
205 Total Mississippi 197,947
Missouri - 0.2%
100 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017A, 4.000%, 11/01/26
11/25 at 100.00 N/R 96,375
100 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%,
5/01/33
5/23 at 100.00 BBB 102,854
30 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%,
5/01/32
11/23 at 100.00 BBB 30,808
60 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 2.000%, 11/01/41
5/30 at 100.00 AA+ 44,321
290 Total Missouri 274,358
Montana - 0.4%
260 Billings, Montana, Tax Increment Urban Renewal Revenue Bonds,
Expanded North 27th Street, Series 2013A, 5.000%, 7/01/33
1/23 at 100.00 N/R 260,764
325 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 A1 270,511
25 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
2.000%, 12/01/41
12/30 at 100.00 AA+ 18,731
610 Total Montana 550,006
National - 0.1%
69 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021,
1.877%, 7/25/37
No Opt. Call AA+ 57,017
Nebraska - 0.8%
100 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 A2 103,006
75 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 AA+ 67,368
515 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.300%, 9/01/32
3/29 at 100.00 AA+ 468,392
230 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 AA+ 175,548
100 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 Aaa 96,030
140 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 A+ 83,590
1,160 Total Nebraska 993,934

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada - 0.3%
$ 200 Clark County, Nevada, General Obligation Bonds, Flood Control Series
2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 AA+ (4) $ 208,658
65 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 Aa3 67,021
100 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 AA+ 76,622
65 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28, 144A
No Opt. Call Ba2 58,319
430 Total Nevada 410,620
New Hampshire - 0.8%
251 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB 247,221
405 National Finance Authority, New Hampshire, Municipal Certificates Series
2022-1 Class A, 4.375%, 9/20/36
No Opt. Call N/R 388,917
215 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call N/R 215,523
115 New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 N/R (4) 121,787
986 Total New Hampshire 973,448
New Jersey - 5.8%
535 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Refunding Series 2014A, 5.000%, 2/15/30
2/24 at 100.00 BBB+ 546,577
155 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call BBB- (4) 162,119
220 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/28,
(AMT)
1/24 at 100.00 A2 224,541
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 Baa1 1,047,200
200 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
8/22 at 101.00 Ba3 202,308
125 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 110,383
100 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020D, 1.100%, 11/01/29, (AMT), (Mandatory Put 12/01/27)
No Opt. Call A+ 86,936
520 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2017-1A, 3.750%, 12/01/31, (AMT)
12/26 at 100.00 Aaa 521,518
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
160 5.000%, 6/01/29 No Opt. Call A3 179,928
145 4.000%, 6/01/30 No Opt. Call A3 153,369
200 4.000%, 6/01/32 No Opt. Call A3 210,616
1,280 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/33
No Opt. Call Baa1 783,066

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 1,590 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/23
No Opt. Call Baa1 $ 1,653,743
175 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 Baa1 167,526
150 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2020D,
5.000%, 1/01/28
No Opt. Call A+ 163,508
105 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call BBB (4) 107,984
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
670 5.000%, 6/01/29 6/28 at 100.00 A 718,883
100 5.000%, 6/01/31 6/28 at 100.00 A- 106,350
7,430 Total New Jersey 7,146,555
New Mexico - 0.4%
45 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 Aaa 41,361
100 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 Aaa 77,206
325 New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue
Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%, 11/01/39,
(Mandatory Put 5/01/25)
2/25 at 100.73 Aa2 342,553
470 Total New Mexico 461,120
New York - 5.1%
Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015:
210 5.000%, 7/01/23 No Opt. Call BBB 213,196
205 5.000%, 7/01/24 No Opt. Call BBB 209,926
120 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R 105,494
200 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/28, 144A
6/27 at 100.00 BBB- 213,352
750 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.000%, 12/01/36
12/32 at 100.00 N/R 784,200
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
170 0.000%, 6/01/24 - AGM Insured No Opt. Call AA 162,539
375 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22
No Opt. Call N/R 377,025
155 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23
No Opt. Call N/R 157,655
120 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 5.000%,
11/15/33
11/30 at 100.00 A3 126,900
60 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 53,496
105 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A,
1.125%, 5/01/60, (Mandatory Put 11/01/24)
7/22 at 100.00 AA+ 101,004

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
$ 25 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 AA $ 25,684
135 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 AA 126,125
350 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
A-1, 5.000%, 8/01/29
No Opt. Call AA 399,938
100 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2018I, 3.625%,
11/01/33
11/27 at 100.00 Aa2 98,254
215 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 2.600%,
11/01/34
5/28 at 100.00 Aa2 185,014
215 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 Aa2 209,761
120 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 Aa1 105,552
100 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 Aa1 75,752
80 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 Aa1 64,246
245 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 N/R 184,865
245 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 N/R 212,623
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A:
135 4.000%, 7/01/32, (AMT) 7/24 at 100.00 BBB 130,569
230 4.000%, 7/01/33, (AMT) 7/24 at 100.00 BBB 220,793
185 5.000%, 7/01/34, (AMT) 7/24 at 100.00 BBB 190,184
100 5.000%, 7/01/41, (AMT) 7/24 at 100.00 BBB 102,402
70 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 AA 64,267
500 5.000%, 7/01/46, (AMT) 7/24 at 100.00 BBB 511,045
500 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/29, (AMT)
No Opt. Call N/R 530,630
60 New York Transportation Development Corporation, New York, Special
Facility Revenue Refunding Bonds, Terminal One Group Association, L.P.
Project, Series 2015, 5.000%, 1/01/23, (AMT)
No Opt. Call BBB 60,659
140 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021B-EFRB, 3.600%, 7/01/29
No Opt. Call N/R 127,330
115 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call N/R 104,343
6,335 Total New York 6,234,823
North Carolina - 1.4%
90 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 AA+ 76,313
1,340 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 A 1,436,708

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 250 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Capital Appreciation Series 2017C, 0.000%, 7/01/27
7/26 at 96.08 BBB $ 205,282
1,680 Total North Carolina 1,718,303
North Dakota - 0.6%
270 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021, 3.000%, 5/01/46
5/27 at 100.00 Baa2 205,389
60 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 Aa1 54,899
55 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 Aa1 50,883
100 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 Aa1 79,881
100 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa1 77,266
200 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/28
No Opt. Call BBB- 216,898
785 Total North Dakota 685,216
Ohio - 5.8%
100 American Municipal Power Inc., Ohio, Fremont Energy Center Revenue
Bonds, Refunding Series 2021A, 5.000%, 2/15/34
2/31 at 100.00 N/R 112,284
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
155 5.000%, 6/01/28 No Opt. Call A 166,922
75 5.000%, 6/01/30 No Opt. Call A 81,615
200 5.000%, 6/01/31 6/30 at 100.00 A- 216,390
130 5.000%, 6/01/32 6/30 at 100.00 A- 140,266
515 5.000%, 6/01/35 6/30 at 100.00 A- 551,380
100 5.000%, 6/01/36 6/30 at 100.00 A- 106,895
100 4.000%, 6/01/48 6/30 at 100.00 BBB+ 91,109
200 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 188,618
150 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2019A, 5.000%, 4/01/27
No Opt. Call AAA 168,173
480 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba2 481,598
20 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40
2/31 at 100.00 A+ 16,490
35 New Albany Community Authority, Ohio, Community Facilities Revenue
Refunding Bonds, Series 2012C, 5.000%, 10/01/22
No Opt. Call Aa3 35,301
45 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 56
100 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R 125
425 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (6)
No Opt. Call N/R 531

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 90 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33 (6)
No Opt. Call N/R $ 112
130 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B,
3.625%, 12/01/33 (6)
No Opt. Call N/R 162
335 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+ 325,198
225 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+ 203,308
350 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+ 316,256
100 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+ 90,981
100 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call BBB+ 96,752
350 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call N/R 353,227
200 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call N/R 202,734
45 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R 45,715
25 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/37
1/30 at 100.00 A3 25,903
110 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 Aaa 99,129
70 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 Aaa 67,985
25 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 Aaa 21,705
2,505 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 0.000%, 2/15/34 (5)
2/31 at 100.00 Aa3 2,820,881
120 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (6)
No Opt. Call N/R 150
230 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (6)
No Opt. Call N/R 288
110 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 137
220 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (6)
No Opt. Call N/R 275

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 235 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R $ 294
110 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33 (6)
No Opt. Call N/R 137
100 Toledo-Lucas County Port Authority, Ohio, Development Revenue Bonds,
Northwest Ohio Bond Fund, HB Magruder Memorial Hospital Project,
Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 N/R 76,991
85 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 N/R 86,390
8,700 Total Ohio 7,192,463
Oklahoma - 2.0%
75 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/28
No Opt. Call A 80,579
115 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Series 2020,
2.750%, 9/01/31
9/30 at 100.00 A 109,420
800 Caddo County Governmental Building Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2018, 3.625%, 9/01/33
9/28 at 100.00 BBB+ 752,392
100 Cleveland County Public Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Norman Technology Center
Project, Series 2021, 4.000%, 5/01/35
5/31 at 100.00 N/R 104,431
250 Comanche County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series
2017A, 5.000%, 12/01/31
12/27 at 100.00 A 276,375
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
220 5.000%, 8/15/28 No Opt. Call Baa3 217,818
150 5.500%, 8/15/57 8/28 at 100.00 Baa3 136,255
45 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35
3/29 at 100.00 Aaa 44,776
500 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2022A, 3.800%, 9/01/37
3/31 at 100.00 N/R 476,810
110 Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2021A,
4.000%, 9/01/31
No Opt. Call N/R 117,795
140 Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019,
5.000%, 3/01/31
3/29 at 100.00 A- 157,473
2,505 Total Oklahoma 2,474,124
Oregon - 1.3%
1,265 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Deferred Interest Series 2017B,
0.000%, 6/15/31
6/27 at 85.82 AA+ 912,090
25 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020B-1, 3.250%, 11/15/25
7/22 at 100.00 N/R 24,254
250 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-1, 5.000%, 7/01/46, (Mandatory Put 2/01/30)
11/29 at 100.00 N/R 273,235

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 95 Oregon Housing and Community Services Department, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa2 $ 72,018
360 Oregon State  Business Development Commission, Recovery Zone Facility
Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%,
12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A+ 361,019
1,995 Total Oregon 1,642,616
Pennsylvania - 5.2%
100 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%,
2/01/30
No Opt. Call AA 115,662
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call Ba3 102,938
220 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (6)
No Opt. Call N/R 275
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
115 5.000%, 11/01/29 11/27 at 100.00 BB- 114,852
145 4.000%, 11/01/32 11/27 at 100.00 BB- 133,101
115 3.750%, 11/01/42 11/27 at 100.00 BB- 82,511
330 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/01/30)
8/29 at 101.50 BB- 315,176
500 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 AA 481,605
105 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/27)
8/26 at 100.00 AA- 113,661
240 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 1.800%, 9/01/29, (Mandatory Put 9/01/22)
No Opt. Call A1 239,820
455 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016B, 1.800%, 2/15/27, (Mandatory Put 8/15/22)
No Opt. Call A1 454,750
190 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 179,938
5 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R 6
500 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Guaranteed
Series 2013B, 5.500%, 1/01/27
1/24 at 100.00 AA 525,030
250 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series
2013C, 5.500%, 1/01/26 - AGM Insured
1/24 at 100.00 AA 262,778
230 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/25, (AMT)
No Opt. Call BBB 240,592
150 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
11/22 at 100.00 BB+ 139,974

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125A, 3.400%, 10/01/32, (AMT)
4/27 at 100.00 AA+ $ 245,458
25 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 AA+ 24,781
100 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 AA+ 92,240
150 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 AA+ 127,820
160 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133, 2.350%, 10/01/40
10/29 at 100.00 AA+ 120,510
200 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.000%, 10/01/37
4/32 at 100.00 N/R 199,166
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2016B-2:
405 5.000%, 6/01/29 6/26 at 100.00 A3 435,403
855 5.000%, 6/01/35 6/26 at 100.00 A3 900,897
350 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Third Series 2017, 5.000%, 12/01/32
12/27 at 100.00 A3 377,559
85 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/26
5/24 at 100.00 BB+ 86,738
40 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call BB+ 38,514
210 Wilson School District, Berks County, Pennsylvania, General Obligation
Bonds, Series 2021C, 4.000%, 5/15/30
5/29 at 100.00 AA 224,773
6,580 Total Pennsylvania 6,376,528
Puerto Rico - 2.3%
250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 260,693
95 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 97,277
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
282 0.000%, 7/01/27 No Opt. Call N/R 233,761
355 0.000%, 7/01/29 7/28 at 98.64 N/R 267,975
634 0.000%, 7/01/31 7/28 at 91.88 N/R 430,137
362 0.000%, 7/01/33 7/28 at 86.06 N/R 218,156
262 4.500%, 7/01/34 7/25 at 100.00 N/R 263,777
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
200 4.329%, 7/01/40 7/28 at 100.00 N/R 188,314
169 4.329%, 7/01/40 7/28 at 100.00 N/R 159,125
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
200 5.625%, 7/01/27 No Opt. Call N/R 213,030
219 5.625%, 7/01/29 No Opt. Call N/R 235,561
199 0.000%, 7/01/33 7/31 at 89.94 N/R 112,069
165 4.000%, 7/01/33 7/31 at 103.00 N/R 151,571
43 4.000%, 7/01/35 7/31 at 103.00 N/R 38,622
3,435 Total Puerto Rico 2,870,068

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island - 0.5%
$ 100 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 N/R $ 103,174
200 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.500%,
9/01/28, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R (4) 208,552
180 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.250%, 10/01/41
4/30 at 100.00 AA+ 137,081
205 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2022 Series 76A, 2.350%, 10/01/36
4/31 at 100.00 N/R 166,554
50 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%,
10/01/40
10/29 at 100.00 AA+ 41,138
735 Total Rhode Island 656,499
South Carolina - 0.2%
130 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 Aa2 132,396
170 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa 122,585
300 Total South Carolina 254,981
South Dakota - 0.2%
75 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 AAA 57,699
100 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 AAA 70,194
110 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 N/R 89,543
285 Total South Dakota 217,436
Tennessee - 1.2%
180 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A,
5.000%, 1/01/23
No Opt. Call A+ 183,029
100 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge
Academy Charter School, Series 2017A, 0.000%, 6/15/27, 144A (6)
No Opt. Call N/R 70,000
75 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.300%, 7/01/41
1/31 at 100.00 N/R 58,190
100 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2022-2, 4.050%, 7/01/37
7/31 at 100.00 N/R 99,261
100 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 A2 101,575
920 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Mandatory Put 5/01/23)
2/23 at 100.43 A2 931,353
1,475 Total Tennessee 1,443,408

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas - 5.6%
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
$ 40 5.000%, 1/01/28 1/27 at 100.00 BB+ $ 41,883
55 5.000%, 1/01/30 1/27 at 100.00 BB+ 57,098
1,000 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/31, (Pre-refunded 7/01/25)
7/25 at 100.00 A- (4) 1,082,100
25 City of Houston, Texas, Convention & Entertainment Facilities Department
Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series
2019, 5.000%, 9/01/34
9/28 at 100.00 A 27,127
130 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
11/22 at 100.00 Baa2 130,162
250 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23
No Opt. Call A+ 254,157
110 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 N/R 121,561
385 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 11/15/26 - AGM Insured
11/24 at 100.00 AA 405,944
705 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 0.000%,
12/01/42
12/31 at 68.27 N/R 239,742
50 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 Ba3 50,109
500 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/23 -
AMBAC Insured
No Opt. Call A 486,330
430 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/28, (AMT)
11/25 at 100.00 A1 453,650
McCamey County Hospital District, Texas, General
Obligation Bonds, Series 2013:
100 5.000%, 12/01/25 No Opt. Call B1 102,113
100 5.250%, 12/01/28 12/25 at 100.00 B1 101,877
100 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
7/22 at 105.00 BB- 101,745
North Central Texas Health Facilities Development
Corporation, Texas, Revenue Bonds, Children's Medical
Center Dallas Project, Series 2012:
380 5.000%, 8/15/25, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 381,585
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
245 0.000%, 9/01/43, (Pre-refunded 9/01/31) (5) 9/31 at 100.00 N/R (4) 301,010
490 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R (4) 635,471
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2014A:
290 5.000%, 1/01/23 No Opt. Call A+ 294,794
190 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 193,283

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf
Coast Energy Project, Series 2021A:
$ 100 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R $ 75,888
300 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R 209,874
100 3.000%, 1/01/50, (AMT), 144A 7/23 at 103.00 N/R 65,615
100 Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021C, 2.000%, 8/15/46
8/30 at 100.00 AAA 62,135
100 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 Aaa 74,912
Texas Private Activity Bond Surface Transporation
Corporation, Revenue Bonds, NTE Mobility Partners LLC
North Tarrant Express Managed Lanes Project, Refunding
Senior Lien Series 2019A:
315 4.000%, 12/31/38 12/29 at 100.00 Baa2 287,500
125 4.000%, 12/31/39 12/29 at 100.00 Baa2 113,414
100 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A, 4.000%, 6/30/32
12/30 at 100.00 Baa2 97,114
475 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/31
8/24 at 100.00 A- 488,072
7,290 Total Texas 6,936,265
Virginia - 1.2%
200 Chesapeake Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2008A, 1.900%, 2/01/32, (Mandatory Put 6/01/23)
No Opt. Call A2 198,560
130 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008A, 1.900%, 11/01/35, (Mandatory Put 6/01/23)
No Opt. Call A2 129,064
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
350 5.000%, 7/01/36, (AMT) 1/32 at 100.00 N/R 372,193
115 5.000%, 12/31/38, (AMT) 12/32 at 100.00 N/R 122,935
445 5.000%, 12/31/39, (AMT) 12/32 at 100.00 N/R 471,522
140 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
No Opt. Call A2 129,104
70 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2 67,608
1,450 Total Virginia 1,490,986
Washington - 1.4%
1,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015C, 5.000%, 4/01/23, (AMT)
No Opt. Call AA- 1,020,250
100 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 Aaa 76,897
108 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35
No Opt. Call BBB+ 99,124

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 595 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
12/22 at 100.00 Baa3 $ 550,982
1,803 Total Washington 1,747,253
West Virginia - 0.5%
100 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 4.500%,
6/01/27, 144A
No Opt. Call N/R 99,865
155 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
No Opt. Call A- 137,587
80 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 Baa1 83,334
240 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
3.375%, 6/01/29
6/27 at 100.00 A 238,841
575 Total West Virginia 559,627
Wisconsin - 2.8%
600 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%,
12/01/37, 144A
12/27 at 100.00 N/R 538,620
350 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 A- 335,993
Public Finance Authority, Wisconsin, Exempt Facilities
Revenue Bonds, Celanese Project, Refunding Series 2016C:
65 4.050%, 11/01/30 5/26 at 100.00 BBB 64,589
175 4.300%, 11/01/30 5/26 at 100.00 BBB 176,834
40 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 N/R 34,161
60 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Gundersen Health System, Refunding Series 2021A, 4.000%,
10/15/34
10/31 at 100.00 AA- 60,242
100 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 A- 108,735
1,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/26
12/24 at 100.00 AA- 1,573,275
555 Wisconsin Housing and Ecconomic Development Authority, Home
Ownership Revenue Bonds, Series 2020A, 2.700%, 9/01/35
9/29 at 100.00 AA 523,975
100 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 N/R 78,270
3,545 Total Wisconsin 3,494,694
Wyoming - 0.1%
85 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin
Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A,
3.625%, 7/15/39
5/29 at 100.00 A 78,287
25 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 AA+ 22,354
110 Total Wyoming 100,641
$ 123,218 Total Municipal Bonds (cost $120,009,081) 117,306,713

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NIM
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 3,964,825 COMMON STOCKS - 3.2%
X 3,964,825
Independent Power and Renewable Electricity Producers - 3.2%
65,897 Energy Harbor Corp (7),(8),(9) $ 3,964,825
Total Common Stocks (cost $1,755,742) 3,964,825
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
278,008 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.2%
X 278,008
$ 200 Federal Home Loan Mortgage Corporation, Notes 3.150% 10/15/36 N/R $ 187,815
109 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021
2.032% 1/25/38 AA+ 90,193
$ 309 Total Asset-Backed and Mortgage-Backed Securities (cost $316,367) 278,008
Total Long-Term Investments (cost $122,081,190) 121,549,546
Other Assets Less Liabilities - 1.4% 1,752,511
Net Assets Applicable to Common Shares - 100% $ 123,302,057
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 117,306,713 $ – $ 117,306,713
Common Stocks – 3,964,825 – 3,964,825
Asset-Backed and Mortgage-Backed
Securities – 278,008 – 278,008
Total
$ – $ 121,549,546 $ – $ 121,549,546
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlement during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; Ohio
Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation
Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 0.000%, 7/01/33; Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%,
12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20; Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33; Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010C, 4.000%, 6/01/33; and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.